Employment cost (Details 6)	12 Months Ended
	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Disclosure of employment cost [Line Items]
Weighted Average remaining contractual life (years)	0.39	0.74	2.19
Employee [Member]
Disclosure of employment cost [Line Items]
Balance | $	$ 82.53	$ 81.36	$ 84.36
Awarded | $	94.73	89.63	75.99
Vested | $	83.28	89.75	89.08
Lapsed | $	80.88	76.57	84.66
Balance | $	$ 82.85	$ 82.53	$ 81.36
Balance	1,220,600	1,189,300	1,248,800
Awarded	179,100	374,100	286,300
Vested	(259,450)	(234,100)	(222,300)
Lapsed	(76,950)	(108,700)	(123,500)
Balance	1,063,300	1,220,600	1,189,300
Weighted Average remaining contractual life (years)	2.45	2.14	2.75
Executive Director [Member]
Disclosure of employment cost [Line Items]
Balance | $	$ 82.62	$ 80.88	$ 84.54
Awarded | $	87.87	92.75	73.42
Vested | $	0	76.53	76.53
Lapsed | $	90.76	86.45	89.08
Balance | $	$ 82.81	$ 82.62	$ 80.88
Balance	191,472	189,142	160,655
Awarded	49,357	44,664	55,781
Vested	0	(3,882)	(3,882)
Lapsed	(26,810)	(38,452)	(23,412)
Balance	214,019	191,472	189,142
Weighted Average remaining contractual life (years)	1.39	1.74	2.42
Non Executive Director [Member]
Disclosure of employment cost [Line Items]
Balance | $	$ 0	$ 0	$ 76.15
Awarded | $	88.99	99.68	76.15
Vested | $	88.99	99.68	76.15
Balance | $	$ 0	$ 0	$ 0
Balance	0	0	0
Awarded	10,500	13,500	13,500
Vested	(10,500)	(13,500)	(13,500)
Balance	0	0	0
Weighted Average remaining contractual life (years)	0	0	0